Premium Income and Premiums Paid to Reinsurers - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of insurance premium revenue [line items]
Premium income related to retirement platform	€ 19,316	€ 22,826	€ 23,453
Premium paid to reinsurers	3,740	4,288	3,687
Life insurance general account [member]
Disclosure of insurance premium revenue [line items]
Premium income related to retirement platform	16,969	19,952	20,400
Premium paid to reinsurers	714
United Kingdom [member] | Life insurance general account [member]
Disclosure of insurance premium revenue [line items]
Reduction in upgraded Life insurance policies	3,439	5,139	€ 5,255
Premium income related to retirement platform	€ 3,510	€ 627